Employee Benefit Plans - Assumptions Used to Determine Net Periodic Benefit Costs (Detail)	12 Months Ended
	Dec. 31, 2013 Age	Dec. 31, 2012 Age	Dec. 31, 2011 Age
Supplemental Executive Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.50%	4.25%	5.25%
Rate of compensation increase	3.00%	3.00%	3.00%
Retirement age	72	72	72
Long-Term Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.06%	4.06%	4.67%
Rate of compensation increase	4.00%	4.00%	4.00%